Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax [Line Items]
Undistributed earnings	$ 316,000
Gross unrecognized tax benefits, including interest and penalties	17,008	$ 15,693
Unrecognized tax benefit that if recognized would impact effective tax rate	17,008	15,693
Accrued for interest and penalties	$ 3,198	$ 2,500
Foreign | Minimum
Income Tax [Line Items]
Tax credit carryforwards expiring year	2015
State and Local Jurisdiction [Member] | Minimum
Income Tax [Line Items]
Net operating losses carried forward expiring period	5 years
State and Local Jurisdiction [Member] | Maximum
Income Tax [Line Items]
Net operating losses carried forward expiring period	20 years
Net operating losses carried forward expiring year	2035